Portfolio of Investments
CTIVP® – MFS® Value Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 3.0%
Diversified Telecommunication Services —%
Verizon Communications, Inc.	0	0
Media 3.0%
Comcast Corp., Class A	998,763	55,860,815
Total Communication Services		55,860,815
Consumer Discretionary 2.2%
Hotels, Restaurants & Leisure 0.7%
Marriott International, Inc., Class A(a)	78,992	11,697,925
Specialty Retail 1.5%
Lowe’s Companies, Inc.	138,582	28,112,745
Total Consumer Discretionary		39,810,670
Consumer Staples 7.0%
Beverages 2.4%
Diageo PLC	612,504	29,654,386
PepsiCo, Inc.	93,512	14,065,140
Total		43,719,526
Food Products 2.1%
Archer-Daniels-Midland Co.	106,978	6,419,750
JM Smucker Co. (The)	36,782	4,414,943
Nestlé SA, Registered Shares	234,567	28,262,994
Total		39,097,687
Household Products 2.1%
Colgate-Palmolive Co.	183,402	13,861,523
Kimberly-Clark Corp.	117,192	15,520,908
Reckitt Benckiser Group PLC	128,270	10,076,919
Total		39,459,350
Tobacco 0.4%
Philip Morris International, Inc.	74,055	7,019,673
Total Consumer Staples		129,296,236
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.6%
Oil, Gas & Consumable Fuels 2.6%
Chevron Corp.	96,864	9,826,853
ConocoPhillips Co.	263,739	17,873,592
EOG Resources, Inc.	130,058	10,439,756
Pioneer Natural Resources Co.	54,905	9,142,231
Total		47,282,432
Total Energy		47,282,432
Financials 29.2%
Banks 10.1%
Citigroup, Inc.	552,380	38,766,028
JPMorgan Chase & Co.	524,283	85,819,884
PNC Financial Services Group, Inc. (The)	124,750	24,406,090
Truist Financial Corp.	257,110	15,079,502
U.S. Bancorp	399,920	23,771,245
Total		187,842,749
Capital Markets 7.5%
BlackRock, Inc.	31,348	26,290,314
Goldman Sachs Group, Inc. (The)	60,580	22,901,057
KKR & Co., Inc., Class A	113,963	6,938,067
Moody’s Corp.	24,951	8,860,350
Morgan Stanley	365,510	35,567,778
Nasdaq, Inc.	180,729	34,884,312
T. Rowe Price Group, Inc.	13,146	2,585,818
Total		138,027,696
Consumer Finance 1.8%
American Express Co.	198,396	33,237,282
Insurance 9.8%
Aon PLC, Class A	178,504	51,011,088
Chubb Ltd.	217,282	37,694,082
Marsh & McLennan Companies, Inc.	263,903	39,962,831
Progressive Corp. (The)	337,133	30,473,452
Travelers Companies, Inc. (The)	150,820	22,926,148
Total		182,067,601
Total Financials		541,175,328
CTIVP® – MFS® Value Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
CTIVP® – MFS® Value Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 18.2%
Health Care Equipment & Supplies 6.8%
Abbott Laboratories	250,075	29,541,360
Boston Scientific Corp.(a)	425,396	18,457,933
Danaher Corp.	104,150	31,707,426
Medtronic PLC	368,498	46,191,224
Total		125,897,943
Health Care Providers & Services 2.9%
Cigna Corp.	180,248	36,078,439
McKesson Corp.	83,902	16,728,381
Total		52,806,820
Life Sciences Tools & Services 2.0%
Thermo Fisher Scientific, Inc.	66,456	37,968,306
Pharmaceuticals 6.5%
Johnson & Johnson	386,200	62,371,300
Merck & Co., Inc.	302,092	22,690,130
Pfizer, Inc.	702,908	30,232,073
Roche Holding AG, Genusschein Shares	16,489	6,017,990
Total		121,311,493
Total Health Care		337,984,562
Industrials 17.3%
Aerospace & Defense 3.7%
Lockheed Martin Corp.	42,752	14,753,715
Northrop Grumman Corp.	107,441	38,694,876
Raytheon Technologies Corp.	172,778	14,851,997
Total		68,300,588
Building Products 3.3%
Johnson Controls International PLC	388,812	26,470,321
Masco Corp.	244,597	13,587,363
Trane Technologies PLC	119,469	20,626,323
Total		60,684,007
Electrical Equipment 1.6%
Eaton Corp. PLC	194,518	29,043,483
Industrial Conglomerates 2.4%
Honeywell International, Inc.	211,415	44,879,176
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 3.2%
Illinois Tool Works, Inc.	137,299	28,370,092
Otis Worldwide Corp.	78,135	6,428,948
PACCAR, Inc.	82,322	6,496,852
Stanley Black & Decker, Inc.	104,557	18,329,888
Total		59,625,780
Professional Services 1.1%
Equifax, Inc.	84,945	21,526,762
Road & Rail 2.0%
Canadian National Railway Co.	93,556	10,819,751
Union Pacific Corp.	133,359	26,139,698
Total		36,959,449
Total Industrials		321,019,245
Information Technology 9.2%
IT Services 4.3%
Accenture PLC, Class A	160,690	51,407,945
Fidelity National Information Services, Inc.	144,004	17,522,407
Fiserv, Inc.(a)	104,521	11,340,528
Total		80,270,880
Semiconductors & Semiconductor Equipment 4.9%
Analog Devices, Inc.	82,112	13,752,118
Intel Corp.	278,776	14,853,185
NXP Semiconductors NV	78,542	15,384,022
Texas Instruments, Inc.	242,957	46,698,765
Total		90,688,090
Total Information Technology		170,958,970
Materials 3.7%
Chemicals 3.7%
DuPont de Nemours, Inc.	196,830	13,382,472
International Flavors & Fragrances, Inc.	31,612	4,227,157
PPG Industries, Inc.	196,387	28,085,305
Sherwin-Williams Co. (The)	79,124	22,133,356
Total		67,828,290
Total Materials		67,828,290
Real Estate 0.4%
Equity Real Estate Investment Trusts (REITS) 0.4%
Public Storage	24,128	7,168,429
Total Real Estate		7,168,429

2	CTIVP® – MFS® Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – MFS® Value Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 6.0%
Electric Utilities 4.6%
American Electric Power Co., Inc.	154,305	12,526,480
Duke Energy Corp.	374,709	36,567,851
Southern Co. (The)	467,449	28,967,815
Xcel Energy, Inc.	131,157	8,197,312
Total		86,259,458
Multi-Utilities 1.4%
Dominion Energy, Inc.	345,887	25,256,669
Total Utilities		111,516,127
Total Common Stocks (Cost $1,308,644,863)		1,829,901,104

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(b),(c)	23,447,304	23,444,959
Total Money Market Funds (Cost $23,444,959)		23,444,959
Total Investments in Securities (Cost: $1,332,089,822)		1,853,346,063
Other Assets & Liabilities, Net		(1,289,587)
Net Assets		1,852,056,476

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	21,944,648	224,436,061	(222,935,750)	—	23,444,959	—	9,365	23,447,304
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – MFS® Value Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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